Derivatives - Offsetting Derivative Instruments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gross Amounts of Recognized Assets			$ 998
Gross Amounts Offset in the Consolidated Balance Sheet			(567)
Net Amounts of Assets Presented in the Consolidated Balance Sheet			431
Gross Amounts of Recognized Liabilities	10,379	3,200		5,205
Gross Amounts Offset in the Consolidated Balance Sheet	0	(290)		0
Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	$ 10,379	$ 2,910		$ 5,205